Note 8 - Employees and Employee-related Costs (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of additional information [text block]
	Years Ended December 31,
	2024	2023	2022
Average number of full-time employees	45	55	62
Number of employees at end of period:
Denmark and United States	46	49	63
Total employees, at end of period	46	49	63

Disclosure of employee benefits [text block]
	Years Ended December 31,
	2024	2023	2022
	(USD in thousands)
Wages and salaries	$6,447	$8,436	$8,182
Cash bonus	604	393	789
Share-based compensation expenses	177	479	942
Other social security expenses	16	18	19
Other staff expenses	97	216	389
Total	$7,341	$9,542	$10,321
	Years Ended December 31,
	2024	2023	2022
	(USD in thousands)
Total Employee costs classified as:
Research and development expenses	$4,933	$6,410	$8,156
General and administrative expenses	2,408	3,132	2,165
Total	$7,341	$9,542	$10,321
	Years Ended December 31,
	2024	2023	2022
	(USD in thousands)
Non-management employee benefit expenses classified as:
Research and development expenses	$3,977	$5,255	$6,639
General and administrative expenses	1,289	1,870	983
Total	$5,266	$7,125	$7,622

Disclosure of information about key management personnel [text block]
	Years Ended December 31,
	2024	2023	2022
	(USD in thousands)
Remuneration to the Executive Management:
Wages and salaries	$1,595	$1,802	$1,970
Share-based compensation expenses	38	205	321
Total	1,633	2,007	2,291
Remuneration to the Board of Directors:
Wages and salaries	384	360	379
Share-based compensation expenses	58	45	29
Total	442	405	408
Remuneration to the Board of Directors and Executive Management classified as:
Research and development expenses	956	1,150	1,517
General and administrative expenses	1,119	1,262	1,182
Total	$2,075	$2,412	$2,699